Property, Equipment and Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Equipment and Intangible Assets, Net [Abstract]
Depreciation expenses	$ 92,649	$ 153,405	$ 169,808